Cover	Aug. 31, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	BRADY CORP
Entity File Number	1-14959
Entity Address, Address Line One	6555 West Good Hope Road
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53223
City Area Code	414
Local Phone Number	358-6600
Entity Emerging Growth Company	false
Entity Central Index Key	0000746598
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0971239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Nonvoting Common Stock, par value $0.01 per share
Trading Symbol	BRC
Security Exchange Name	NYSE